Definite Lived Intangible Assets Included in Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Value	$ 31,400	$ 49,840
Accumulated Amortization	(20,264)	(20,161)
Net Carrying Value	11,136	29,679
Customer Lists
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Value	28,000	43,972
Accumulated Amortization	(16,864)	(16,174)
Net Carrying Value	11,136	27,798
Other
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Value	3,400	5,868
Accumulated Amortization	(3,400)	(3,987)
Net Carrying Value		$ 1,881